						Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jan-2008	to	Jun-2008
		Payment Date:	07/01/2008

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 01/08 Collection Period*					9,423,291.62
	ii.	Remittances for the 02/08 Collection Period					13,486,210.52
	iii.	Remittances for the 03/08 Collection Period					14,082,662.17
	iv.	Remittances for the 04/08 Collection Period					11,299,854.75
	v.	Remittances for the 05/08 Collection Period					12,965,732.62
	vi.	Remittances for the 06/08 Collection Period*					13,131,198.48
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount				166,256.96
		ix.	Investment Earnings on Excess Funds Subaccount				107,363.09
		x.	Investment Earnings on General Subaccount				771,027.37
	xi.	General Subaccount Balance (sum of i through x above)					75,433,597.58

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date					6,766,698.61
	xiii.	Capital Subaccount Balance as of Prior Payment Date					8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)					90,898,796.19

	* January remittances include the December's previous year true-up, which was settled on January 25, 2008. June remittances
	do not include the previous year's true-up, which will be settled on the 25th of the next month.

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount					146,597,600.00
	ii.	Class A-2 Outstanding Amount					341,000,000.00
	iii.	Class A-3 Outstanding Amount					250,000,000.00
	iv.	Class A-4 Outstanding Amount					437,000,000.00
	v.	Class A-5 Outstanding Amount					494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes					1,669,297,600.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes					1,669,297,600.00

3.	Required Funding/Payments as of Current Payment Date:

							Principal
	Series 2006-1 Principal						Due
	i.	Class A-1					29,825,876.00
	ii.	Class A-2					0.00
	iii.	Class A-3					0.00
	iv.	Class A-4					0.00
	v.	Class A-5					0.00
	vi.	For all Series 2006-1 Notes					29,825,876.00

		{Add Other Series as applicable}

			Note Interest		Days in Interest	Principal
	Series 2006-1 Interest		Rate		Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%		180	146,597,600.00	3,650,280.24
	viii.	Class A-2	4.98%		180	341,000,000.00	8,490,900.00
	ix.	Class A-3	5.09%		180	250,000,000.00	6,362,500.00
	x.	Class A-4	5.17%		180	437,000,000.00	11,296,450.00
	xi.	Class A-5	5.31%		180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes					42,925,263.29

		{Add Other Series as applicable}
						Required Level	Funding Required

	xiii.	Capital Subaccount				8,698,500.00	0.00
						8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture:

	i.	Trustee Fees and Expenses					0.00
	ii.	Servicing Fee					434,925.00
	iii.	Administration Fee					50,000.00
	iv.	Operating Expenses					36,646.73
	v.	Semi-Annual Interest (including any past-due for prior periods)					42,925,263.29
						Per $1000 of Original
		Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Interest Payment			3,650,280.24	$24.9000
	2.	Class A-2 Interest Payment			8,490,900.00	$24.9000
	3.	Class A-3 Interest Payment			6,362,500.00	$25.4500
	4.	Class A-4 Interest Payment			11,296,450.00	$25.8500
	5.	Class A-5 Interest Payment			13,125,133.05	$26.5315
					42,925,263.29
		{Add Other Series as applicable}

	vi.	Principal Due and Payable as a Result of Event of Default or on Final					0.00
		Maturity Date
						Per $1000 of Original
		Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Principal Payment			0.00	$0.0000
	2.	Class A-2 Principal Payment			0.00	$0.0000
	3.	Class A-3 Principal Payment			0.00	$0.0000
	4.	Class A-4 Principal Payment			0.00	$0.0000
	5.	Class A-5 Principal Payment			0.00	$0.0000
					0.00
		{Add Other Series as Applicable}

	vii.	Semi-Annual Principal					29,825,876.00
						Per $1000 of Original
		Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Principal Payment			29,825,876.00	$203.4541
	2.	Class A-2 Principal Payment			0.00	$0.0000
	3.	Class A-3 Principal Payment			0.00	$0.0000
	4.	Class A-4 Principal Payment			0.00	$0.0000
	5.	Class A-5 Principal Payment			0.00	$0.0000
					29,825,876.00
		{Add Other Series as Applicable}

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)					8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer					166,256.96
	x.	Deposit to Excess Funds Subaccount					8,761,328.21
	xi.	Released to Note Issuer upon Retirement of all Notes					0.00
	xii.	Aggregate Remittances as of Current Payment Date					90,898,796.19

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

		Series 2006-1

	i.	Class A-1 Outstanding Amount					116,771,724.00
	ii.	Class A-2 Outstanding Amount					341,000,000.00
	iii.	Class A-3 Outstanding Amount					250,000,000.00
	iv.	Class A-4 Outstanding Amount					437,000,000.00
	v.	Class A-5 Outstanding Amount					494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes					1,639,471,724.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes					1,639,471,724.00

	viii.	Excess Funds Subaccount Balance					8,761,328.21
	x.	Capital Subaccount Balance					8,698,500.00
	xi.	Aggregate Collection Account Balance					17,459,828.21

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount					6,874,061.70
	iii.	Capital Subaccount					8,864,756.96
	iv.	Total Withdrawals					15,738,818.66

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:						0.00

	i.	Semi-annual Interest

		Series 2006-1

	1.	Class A-1 Interest Payment					0.00
	2.	Class A-2 Interest Payment					0.00
	3.	Class A-3 Interest Payment					0.00
	4.	Class A-4 Interest Payment					0.00
	5.	Class A-5 Interest Payment					0.00
							0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal					0.00

		Series 2006-1

	1.	Class A-1 Principal Payment					0.00
	2.	Class A-2 Principal Payment					0.00
	3.	Class A-3 Principal Payment					0.00
	4.	Class A-4 Principal Payment					0.00
	5.	Class A-5 Principal Payment					0.00
							0.00

		{Add Other Series as Applicable}

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount					0.00
							0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual
Servicer’s Certificate this 30th day of June, 2008.

AEP TEXAS CENTRAL COMPANY, as Servicer

by: /s/ Julia A. Sloat

title: Assistant Treasurer